Financial Instruments - classification - Offsetable assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Instruments which can be offset
IFRS offset	£ 607	£ 733
Potential for offset not recognised by IFRS
Financial Assets	781,992	799,491
Derivatives [Member]
Instruments which can be offset
Gross	4,626	4,811
IFRS offset	607	733
Balance sheet	5,233	5,544
Potential for offset not recognised by IFRS
Cash collateral	(5,126)	(4,574)
Securities collateral	485	(132)
Net amount after the effect of netting arrangements and related collateral	592	838
Instruments outside netting arrangements	71	274
Balance sheet total	5,304	5,818
Trading reverse repos/repos
Instruments which can be offset
Gross	1,865	1,705
Balance sheet	1,865	1,705
Potential for offset not recognised by IFRS
Securities collateral	(1,795)	(1,633)
Net amount after the effect of netting arrangements and related collateral	70	72
Instruments outside netting arrangements	(512)	(1,337)
Balance sheet total	1,353	368
Non trading reverse repos / repos
Instruments which can be offset
Gross	3,682	13,527
Balance sheet	3,682	13,527
Potential for offset not recognised by IFRS
Securities collateral	(3,682)	(13,527)
Instruments outside netting arrangements	16
Balance sheet total	3,698	13,527
Derivatives [Member]
Instruments which can be offset
Gross	108,594	171,614
IFRS offset	(8,568)	(11,540)
Balance sheet	100,026	160,074
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(85,006)	(137,086)
Cash collateral	(9,909)	(15,034)
Other financial collateral	(2,913)	(4,921)
Net amount after the effect of netting arrangements and related collateral	2,198	3,033
Instruments outside netting arrangements	809	631
Balance sheet total	100,835	160,705
Trading repos
Instruments which can be offset
Gross	42,664	42,203
IFRS offset	(24,422)	(24,867)
Balance sheet	18,242	17,336
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(900)	(929)
Other financial collateral	(17,341)	(16,407)
Net amount after the effect of netting arrangements and related collateral	1
Instruments outside netting arrangements	1,147	1,700
Balance sheet total	19,389	19,036
Non trading repos
Instruments which can be offset
Gross	30,047	22,590
IFRS offset	(7,594)	(10,953)
Balance sheet	22,453	11,637
Potential for offset not recognised by IFRS
Other financial collateral	(22,453)	(11,637)
Balance sheet total	22,453	11,637
Trading reverse repos
Instruments which can be offset
Gross	44,529	43,908
IFRS offset	(24,422)	(24,867)
Balance sheet	20,107	19,041
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(900)	(929)
Other financial collateral	(19,136)	(18,040)
Net amount after the effect of netting arrangements and related collateral	71	72
Instruments outside netting arrangements		363
Balance sheet total		19,404
Potential for offset not recognised by IFRS
Instruments outside netting arrangements	635
Balance sheet total	20,742
Derivatives [Member]
Instruments which can be offset
Gross	113,220	176,425
IFRS offset	(7,961)	(10,807)
Balance sheet	105,259	165,618
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(85,006)	(137,086)
Cash collateral	(15,035)	(19,608)
Other financial collateral	(2,428)	(5,053)
Net amount after the effect of netting arrangements and related collateral	2,790	3,871
Instruments outside netting arrangements	880	905
Balance sheet total	106,139	166,523
Potential for offset not recognised by IFRS
Financial Assets	106,139	166,523
Trading assets
Potential for offset not recognised by IFRS
Financial Assets	59,158	68,990
Non trading reverse repos
Instruments which can be offset
Gross	33,729	36,117
IFRS offset	(7,594)	(10,953)
Balance sheet	26,135	25,164
Potential for offset not recognised by IFRS
Other financial collateral	(26,135)	(25,164)
Instruments outside netting arrangements	16
Balance sheet total	£ 26,151	£ 25,164